Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2018
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	March 31,	March 31,
	2018	2017

Trade payables	$2,425,617	$4,344,557
Accrued liabilities and other payables	2,773,043	3,757,436
Employee salaries and benefits payable	1,549,229	1,891,026
	$6,747,889	$9,993,019